Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity

25.              Equity

(a)             Capital

On December 31, 2017, the Company's subscribed and paid up capital stock amounted to R$8,043,222 and comprised 797,257,604 shares with no par value, distributed as follows:

				Preferred		Preferred
		Common		shares		shares
		shares	%	class A	%	class B	%	Total	%

Odebrecht		226,334,623	50.11	79,182,498	22.95			305,517,121	38.32
Petrobras		212,426,952	47.03	75,761,739	21.96			288,188,691	36.15
ADR	(i)			56,088,424	16.26			56,088,424	7.04
Other		12,907,077	2.86	132,743,203	38.48	578,330	100.00	146,228,610	18.34
Total		451,668,652	100.00	343,775,864	99.65	578,330	100.00	796,022,846	99.85
Treasury shares				1,234,758	0.35			1,234,758	0.15
Total		451,668,652	100.00	345,010,622	100.00	578,330	100.00	797,257,604	100.00

(i)       American Depositary Receipts traded on the New York Stock Exchange (USA);

(b)             Capital reserves

This reserve includes part of the shares issued in Subsidiary's several capital increases. This reserve can be used to absorb losses, to redeem, reimburse or purchase shares, and to incorporate into the capital stock.

(c)             Legal reserve

Under Brazilian Corporation Law, companies must transfer 5% of net profit for the year to a legal reserve until this reserve is equivalent to 20% of the paid-up capital. The legal reserve can be used for capital increase or absorption of losses.

(d)             Share rights

Preferred shares carry no voting rights but they ensure priority, non-cumulative annual dividend of 6% of their unit value, according to profits available for distribution. The unit value of the shares is obtained through the division of capital by the total number of outstanding shares. Only class “A” preferred shares will have the same claim on the remaining profit as common shares and will be entitled to dividends only after the priority dividend is paid to preferred shareholders. Only class “A” preferred shares also have the same claim as common shares on the distribution of shares resulting from capitalization of other reserves. Only class “A” preferred shares can be converted into common shares upon resolution of majority voting shareholders present at a General Meeting. Class “B” preferred shares can be converted into class “A” preferred shares at any time, at the ratio of two class “B” preferred shares for one class “A” preferred share, upon a simple written request to the Company, provided that the non-transferability period provided for in specific legislation that allowed for the issue and payment of such shares with tax incentive funds has elapsed. In August 2016, 15,288 class “B” preferred shares were converted into 7,644 class “A” preferred shares, and in December 2015, a total of 200 class “B” preferred shares were converted into 100 class “A” preferred shares.

In the event of liquidation of the Company, class “A” and “B” preferred shares will have priority in the reimbursement of capital.

Shareholders are entitled to receive a mandatory minimum dividend of 25% on profit for the year, adjusted under Federal Law 6,404/76.

(e)             Profit allocation and payment of dividends

Under the Company's bylaws, profit for the year, adjusted according to Federal Law 6,404/76, is appropriated as follows:

(i)       5% to a legal reserve;

(ii)     25% to pay for mandatory, non-cumulative dividends, provided that the legal and statutory advantages of the Class “A” and “B” preferred shares are observed. When the amount of the priority dividend paid to class “A” and “B” preferred shares is equal to or higher than 25% of profit for the year calculated under Article 202 of Federal Law 6,404/76, it is the full payment of the mandatory dividend.

Any surplus remaining after the payment of the priority dividend will be used to:

  pay dividends to common shareholders up to the limit of the priority dividends of preferred shares; and

  if there still is any surplus, distribute additional dividends to common shareholders and class “A” preferred shareholders so that the same amount of dividends is paid for each common share or class “A” preferred share.

(e.1)     Profit allocation and dividends proposed

In a meeting held on November 28, 2017, the Board of Directors approved the prepayment of dividends in the amount of R$1,000,000, which was made on December 12, 2017. The amount was sufficient to meet the minimum mandatory dividends for fiscal year 2017.

		2017

Net income for the year of Company's shareholders		4,082,990
Amounts recorded directly to retained earnings
Legal reserves distribution		(204,150)
Tax incentive reserve distribution		(71,745)
Realization of additional property, plant and equipment		27,810
Prescribed dividends		482
		3,835,387
Destinations:
Total proposed dividends, paid in advance in December 2017	(i)	(1,000,000)
Additional dividends proposed	(ii)	(1,500,000)
Portion allocated to unrealized profit reserves	(iii)	(1,335,387)
		(3,835,387)

Composition of the total proposed dividends
Minimum dividends - 25% adjusted net income		(958,847)
Additional proposed dividends		(41,153)
Total dividends paid in December 2017		(1,000,000)
Additional dividends proposed		(1,500,000)
Total dividends		(2,500,000)

(i)      Per-share dividend of R$1.25671835741 per common and class “A” preferred share and R$0.60624979930 per class “B” preferred share.

(ii)    Such dividends will be submitted to shareholders for approval at a Shareholders' Meeting.

(iii)   The retained earnings reserve was accrued based on the capital budget, in accordance with Article 196 of Federal Law 6,404/76, to be allocated to future investments. Such retention will be subject to approval by shareholders convened in a Shareholders' Meeting.

(e.2)     Dividend payment from previous years

The Annual Shareholders' Meeting held on April 6, 2016 approved the declaration of dividends related to fiscal year 2015 in the amount of R$ 1,000,000, the payment of which commenced on April 15, 2016, of which R$567,620 was paid to holders of common shares and R$432,020 and R$360 to holders of class A and class B preferred shares, respectively. This payment fully settles the dividend for the class "B" preferred shares, which was calculated in accordance with the Bylaws.

On September 27, 2016, the Board of Directors' Meeting approved the payment of interim dividends for fiscal year 2016, in the amount of R$1,000,000, which was paid as of October 11, 2016. The Company paid R$567,819 to common shareholders and R$432,181 to class A preferred shareholders.

(f)              Other comprehensive income

	Attributed to shareholders' interest
	Deemed cost	Defined			Foreign
	and additional	benefit	Foreign		currency	Gain (loss)	Total
	indexation	plans actuarial	sales	Fair value	translation	on interest	Braskem	Non-controlling
	on PP&E	Gain (loss)	hedge	of hedge	adjustment	in subsidiary	shareholders'	interest in
	(i)	(ii)	(iii)	(iii)	(iv)	(v)	interest	subsidiaries	Total

On December 31, 2014	263,106	(30,103)	(3,263,732)	(289,667)	386,628	(9,404)	(2,943,172)	(115,385)	(3,058,557)

Additional indexation
Realization by depreciation or write-off assets	(41,268)						(41,268)		(41,268)
Income tax and social contribution	14,032						14,032		14,032

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,462)						(1,462)		(1,462)
Income tax and social contribution	496						496		496

Foreign sales hedge
Exchange rate			(9,629,237)				(9,629,237)	(397,386)	(10,026,623)
Income tax and social contribution			3,225,996				3,225,996	119,129	3,345,125

Fair value of Cash flow hedge
Change in fair value				(524,682)			(524,682)	(24,791)	(549,473)
Transfer to result				(72,518)			(72,518)		(72,518)
Income tax and social contribution				199,176			199,176	7,139	206,315

Fair value of cash flow hedge from jointly-controlled				2,295			2,295		2,295

Actuarial loss with post-employment benefits, net of taxes		(9,129)					(9,129)		(9,129)

Foreign currency translation adjustment					718,763		718,763	(65,414)	653,349

On December 31, 2015	234,904	(39,232)	(9,666,973)	(685,396)	1,105,391	(9,404)	(9,060,710)	(476,708)	(9,537,418)

Additional indexation
Realization by depreciation or write-off assets	(41,268)						(41,268)		(41,268)
Income tax and social contribution	14,032						14,032		14,032

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,461)						(1,461)		(1,461)
Income tax and social contribution	496						496		496

Foreign sales hedge
Exchange rate			2,625,551				2,625,551	(498,767)	2,126,784
Transfer to result			1,342,785				1,342,785	14,959	1,357,744
Income tax and social contribution			(1,406,740)				(1,406,740)	145,326	(1,261,414)

Fair value of Cash flow hedge
Change in fair value				247,815			247,815	(736)	247,079
Transfer to result				(19,434)			(19,434)	(12,135)	(31,569)
Income tax and social contribution				(79,194)			(79,194)	3,861	(75,333)

Fair value of cash flow hedge from jointly-controlled				(3,309)			(3,309)		(3,309)

Actuarial loss with post-employment benefits, net of taxes		(4,119)					(4,119)		(4,119)

Foreign currency translation adjustment					63,697		63,697	275,599	339,296

On December 31, 2016	206,703	(43,351)	(7,105,377)	(539,518)	1,169,088	(9,404)	(6,321,859)	(548,601)	(6,870,460)

Additional indexation
Realization by depreciation or write-off assets	(40,678)						(40,678)		(40,678)
Income tax and social contribution	13,831						13,831		13,831

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,459)						(1,459)		(1,459)
Income tax and social contribution	496						496		496

Foreign sales hedge
Exchange rate			(42,507)				(42,507)	118,179	75,672
Transfer to result			1,145,602				1,145,602	40,924	1,186,526
Income tax and social contribution			(355,960)				(355,960)	(47,731)	(403,691)

Fair value of Cash flow hedge
Change in fair value				876,636			876,636	6,513	883,149
Transfer to result				(287,576)			(287,576)	9,632	(277,944)
Income tax and social contribution				(198,343)			(198,343)	(4,844)	(203,187)

Fair value of cash flow hedge from jointly-controlled				3,534			3,534		3,534

Actuarial loss with post-employment benefits, net of taxes		(8,654)					(8,654)		(8,654)

Foreign currency translation adjustment					51,445		51,445	(52,047)	(602)

On December 31, 2017	178,893	(52,005)	(6,358,242)	(145,267)	1,220,533	(9,404)	(5,165,492)	(477,975)	(5,643,467)

(i)	Transfer to retained earnings as the asset is depreciated or written-off/sold.
(ii)	Transfer to retained earnings when the extinction of the plan.
(iii)	Transfer to the income statement when maturity, prepayment or loss of efficacy for hedge accounting.
(iv)	Transfer to the income statement when write-off of subsidiary abroad.
(v)	Transfer to the income statement when divestment or transfer of control of subsidiary.